Segment Reporting - Net Sales by Groups of Products (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net sales by groups of products
Net revenue	€ 4,486,724	€ 4,318,073	€ 4,049,830
Haemoderivatives
Net sales by groups of products
Net revenue	3,516,704	3,429,785	3,228,275
Transfusional medicine
Net sales by groups of products
Net revenue	650,180	679,692	640,443
Other diagnostic
Net sales by groups of products
Net revenue	19,797	23,377	23,540
Fluid therapy and nutrition
Net sales by groups of products
Net revenue	52,574	47,699	46,210
Hospital supplies
Net sales by groups of products
Net revenue	58,014	52,466	52,373
Bio supplies
Net sales by groups of products
Net revenue	167,004	66,791	24,387
Others
Net sales by groups of products
Net revenue	€ 22,451	€ 18,263	€ 34,602